SCHEDULE OF LEASES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Leases
Finance lease cost, Amortization of right-of-use assets		$ 168
Finance lease cost, Interest on lease liabilities		1
Operating lease cost	560	595
Financing cash flows from finance leases		104
Operating cash flows from operating leases	575	586
Financing cash flows from finance leases		1
Right-of-use assets obtained in exchange for new operating lease liabilities		$ 368
Weighted-average discount rate - finance leases		3.00%
Weighted-average discount rate - operating leases	5.70%	4.00%
Weighted-average remaining lease term - finance lease
Weighted-average remaining lease term - operating leases	1 year 3 months	4 years 9 months 18 days